Financial Income and Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Financial income:
Interest income, bank	$ 151	$ 13
Interest income, other	3
Change in fair value of warrant liability	636	395
Foreign exchange gains	173	2,423	$ 2,039
Total financial income	963	2,831	2,039
Financial expenses:
Interest expenses	(1)	(34)	(5)
Interest expenses, lease liabilities	(172)	(176)	(123)
Change in fair value of derivative liability	(110)
Change in fair value of warrant liability.	(244)
Interest expenses, borrowings	(724)	(588)	(31)
Foreign exchange losses	(430)	(710)	(756)
Total financial expenses	(1,681)	(1,508)	(915)
Net financial items	$ (718)	$ 1,323	$ 1,124